Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	May 07, 2012	Dec. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Angie's List, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		57,055,281
Entity Public Float			$ 227,600,000
Amendment Flag	false
Entity Central Index Key	0001491778
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1